UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-1899

DREYFUS GROWTH OPPORTUNITY FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	2/28(9)
Date of reporting period:	11/30/06

FORM N-Q
Item 1. Schedule of Investments.
STATEMENT OF INVESTMENTS
Dreyfus Growth Opportunity Fund, Inc.
November 30, 2006 (Unaudited)

Common Stocks--96.6%	Shares	Value ($)

Consumer Discretionary--13.5%
Coach	46,100 a	1,991,981
Comcast, Cl. A (Special)	60,700 a	2,444,996
Family Dollar Stores	54,200	1,511,638
Gap	81,800	1,531,296
J.C. Penney	15,210	1,176,341
Marriott International, Cl. A	73,000	3,295,950
News, Cl. A	134,200	2,764,520
Omnicom Group	21,000	2,145,360
Polo Ralph Lauren	29,100	2,275,620
Staples	97,200	2,475,684
Starbucks	42,400 a	1,496,296
Target	35,900	2,085,431
VF	27,400	2,147,886
Walt Disney	51,900	1,715,295
		29,058,294
Consumer Staples--8.0%
Altria Group	62,300	5,246,283
Cadbury Schweppes, ADR	30,900	1,282,659
Clorox	33,600	2,150,400
Colgate-Palmolive	41,200	2,680,060
CVS	54,500	1,567,965
Dean Foods	47,200 a	2,021,104
Procter & Gamble	34,200	2,147,418
		17,095,889
Energy--5.1%
Diamond Offshore Drilling	12,500	970,250
Grant Prideco	48,200 a	2,112,124
Hess	24,500	1,231,615
Marathon Oil	26,700	2,519,946
National Oilwell Varco	27,700 a	1,842,327
Peabody Energy	27,200	1,251,472
Valero Energy	17,500	963,725
		10,891,459
Financial--10.0%
AmeriCredit	40,300 a	945,035
Capital One Financial	23,200	1,806,816
CIGNA	17,700	2,231,085
CIT Group	20,500	1,066,205
Countrywide Financial	26,400	1,048,608
Everest Re Group	11,700	1,151,397
Janus Capital Group	116,200	2,354,212
JPMorgan Chase & Co.	48,200	2,230,696
Merrill Lynch & Co.	38,900	3,401,027
MetLife	23,100	1,356,663
Nasdaq Stock Market	50,000 a	2,007,500
SLM	43,800	2,007,792
		21,607,036
Health Care--14.6%
Abbott Laboratories	84,700	3,952,102
Allergan	12,200	1,422,276
Amgen	52,800 a	3,748,800

Biogen Idec	25,400 a	1,327,404
Celgene	25,400 a	1,415,542
Cerner	40,700 a	1,956,449
Covance	29,200 a	1,748,204
Cytyc	41,100 a	1,077,642
Genzyme	21,000 a	1,352,400
Henry Schein	35,400 a	1,824,162
Sanofi-Aventis, ADR	25,400	1,117,854
Schering-Plough	186,000	4,093,860
Thermo Fisher Scientific	43,200 a	1,893,456
Wyeth	48,100	2,322,268
Zimmer Holdings	29,300 a	2,137,728
		31,390,147
Industrial--15.9%
3M	31,100	2,533,406
Cameron International	21,100 a	1,146,152
Emerson Electric	26,800	2,323,560
Empresa Brasileira de Aeronautica, ADR	34,000	1,415,760
European Aeronautic Defence and Space	103,800	3,054,883
General Electric	253,100	8,929,368
Goodrich	53,700	2,416,500
Honeywell International	53,200	2,286,536
L-3 Communications Holdings	13,500	1,110,375
Norfolk Southern	24,400	1,201,700
O'Reilly Automotive	31,500 a	997,605
Textron	12,400	1,208,380
Tyco International	39,500	1,196,455
United Technologies	32,200	2,077,866
US Airways Group	40,500 a	2,298,780
		34,197,326
Information Technology--24.5%
Accenture, Cl. A	73,500	2,476,950
Adobe Systems	45,200 a	1,813,876
Apple Computer	48,500 a	4,446,480
Autodesk	57,400 a	2,363,732
Broadcom, Cl. A	54,600 a	1,792,518
Cisco Systems	274,000 a	7,365,120
Cognizant Technology Solutions, Cl. A	27,000 a	2,202,120
Corning	82,600 a	1,780,856
Hewlett-Packard	101,600	4,009,136
Microchip Technology	65,600	2,237,616
Microsoft	320,500	9,400,265
Motorola	112,700	2,498,559
National Semiconductor	41,800	1,011,142
Network Appliance	48,500 a	1,901,685
Oracle	196,900 a	3,747,007
Sun Microsystems	202,900 a	1,099,718
Texas Instruments	88,900	2,626,995
		52,773,775
Internet--3.0%
Google, Cl. A	13,100 a	6,352,452
Materials--2.0%
Celanese, Ser. A	54,700	1,203,400
Praxair	28,100	1,753,440
Vulcan Materials	14,000	1,242,080
		4,198,920
Total Common Stocks
(cost $179,504,191)		207,565,298

	Other Investment--3.5%

	Registered Investment Company;
	Dreyfus Institutional Preferred
	Plus Money Market Fund
	(cost $7,600,000)	7,600,000 [b]	7,600,000

	Total Investments (cost $187,104,191)	100.1%	215,165,298
	Liabilities, Less Cash and Receivables	(.1%)	(120,357)
	Net Assets	100.0%	215,044,941

	ADR - American Depository Receipts
a	Non-income producing security.
b		Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS GROWTH OPPORTUNITY FUND, INC.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)